Net Loss Per Share - Summary of computation of net loss per common share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (220,609)	$ (157,784)
Denominator:
Weighted-average common shares outstanding—basic and diluted	47,449,095	21,311,844
Net loss per share—basic and diluted	$ (4.65)	$ (7.40)